Shareholder Report	6 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	YCG Mutual Funds
Entity Central Index Key	0001558372
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
YCG Enhanced Fund
Shareholder Report [Line Items]
Fund Name	YCG Enhanced Fund
Class Name	YCG Enhanced Fund
Trading Symbol	YCGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YCG Enhanced Fund for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including its prospectus, financial information, portfolio holdings, and proxy voting information, at https://www.ycgfunds.com/fund-summary/. You can also request this information by contacting us at 1-855-444-9243.
Additional Information Phone Number	1-855-444-9243
Additional Information Website	https://www.ycgfunds.com/fund-summary/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
YCG Enhanced Fund	$57	1.19%
[1]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX-MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
High-quality, difficult-to-disrupt businesses have broadly lagged as capital has rotated away from quality and into concentrated AI themes. In most environments, investors value predictable, durable growth and will pay a premium for it. Right now, the market is doing the opposite, selling these businesses to chase the gold rush. We do not believe that can continue indefinitely. Our businesses are growing their earnings. Their stock prices simply have not yet followed. Historically, patient owners of quality have been rewarded after stretches like this one.
No one can say how long the market will keep undervaluing quality. What we do know is that the broad market is expensive and heavily concentrated in an AI narrative whose economics are uncertain and whose earnings growth may not prove sustainable. By contrast, we do not question the durability of this portfolio. We think of it as a fortress of global champions. For that reason, we believe there has never been a more compelling setup for the Fund portfolio to outperform the market than there is today.
Notable contributors to performance over the 6 months to May 31, 2026 were Linde, MSCI, Amazon.com, Alphabet and Canadian National Railway. Notable detractors to performance over the 6 months to May 31, 2026 were Fair Isaac, Hermßs, Intuit, CoStar Group and Copart.
In our Annual and Semi-Annual reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports and fund holdings. We also produce a Manager Commentary which is a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Fund’s website at https://www.ycgfunds.com/fund-summary/or by calling 1-855-444-9243.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS (%) (as of May 31, 2026)

	1 Year	5 Year	10 Year
YCG Enhanced Fund (without sales charge)	-7.66	4.36	10.96
S&P Global Broad Market Total Return Index	31.01	11.21	12.90
S&P 500 Total Return Index	29.78	14.15	15.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ycgfunds.com/fund-summary/ for more recent performance information.
Net Assets	$ 505,129,049
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$505,129,049
Number of Holdings	65
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)*

Top Sectors	(%)
Financials	32.6%
Industrials	24.8%
Information Technology	11.4%
Consumer Discretionary	10.5%
Materials	6.9%
Communication Services	4.2%
Consumer Staples	1.6%
Cash & Other	8.0%

Top Holdings	(%)
Copart, Inc.	6.4%
Moody’s Corp.	6.2%
Fair Isaac Corp.	6.1%
MasterCard, Inc. - Class A	5.6%
Microsoft Corp.	5.3%
MSCI, Inc.	5.2%
Hermés International	4.7%
TransDigm Group, Inc.	4.4%
Linde PLC	4.0%
CME Group, Inc.	3.9%

Top Ten Countries	(%)
United States	82.5%
Ireland	4.8%
France	4.7%
Canada	4.2%
Italy	2.0%
Cash & Other	1.8%
[2]
Updated Prospectus Web Address	https://www.ycgfunds.com/fund-summary/

[1]
*	Annualized

[2]
*	Percentages are stated as a percent of total net assets. Sector and country classifications are based on separate methodologies. U.S. Treasury holdings and certain cash equivalents may be reflected in ‘United States’ for country allocation and in ‘Cash & Other’ for sector allocation.